Consolidated Statements Of Equity (Parenthetical) (Mitsubishi UFJ Financial Group Shareholders' Equity [Member], Unappropriated Retained Earnings [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash dividends: Common stock, per share	¥ 14.00	¥ 12.00	¥ 12.00
Preferred Stock, Class 5 [Member]
Cash dividends: Preferred stock, per share	¥ 115.00	¥ 115.00	¥ 115.00